Goodwill and Other Intangible Assets (Changes in Amounts of Goodwill by Reporting Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Goodwill [Line Items]
Goodwill	¥ 151,930	¥ 144,059
Accumulated impairment losses	(41,460)	(41,460)
Beginning Balance	110,470	102,599
Goodwill acquired during the year	33,263	10,168
Impairment of goodwill	0	0	¥ (14,143)
Translation adjustments and reclassification to other accounts	535	(2,297)
Goodwill	185,728	151,930	144,059
Accumulated impairment losses	(41,460)	(41,460)	(41,460)
Ending Balance	144,268	110,470	102,599
Industrial and Automotive Components Group
Goodwill [Line Items]
Goodwill	36,101	32,729
Accumulated impairment losses	(19,558)	(19,558)
Beginning Balance	16,543	13,171
Goodwill acquired during the year	16,101	4,145
Impairment of goodwill	0	0
Translation adjustments and reclassification to other accounts	1,048	(773)
Goodwill	53,250	36,101	32,729
Accumulated impairment losses	(19,558)	(19,558)	(19,558)
Ending Balance	33,692	16,543	13,171
Semiconductor Components Group
Goodwill [Line Items]
Goodwill	6,939	6,943
Beginning Balance	6,939	6,943
Impairment of goodwill	0	0
Translation adjustments and reclassification to other accounts	(26)	(4)
Goodwill	6,913	6,939	6,943
Ending Balance	6,913	6,939	6,943
Electronic Device Group
Goodwill [Line Items]
Goodwill	47,876	48,091
Accumulated impairment losses	(729)	(729)
Beginning Balance	47,147	47,362
Goodwill acquired during the year	11,150
Impairment of goodwill	0	0
Translation adjustments and reclassification to other accounts	(1,792)	(215)
Goodwill	57,234	47,876	48,091
Accumulated impairment losses	(729)	(729)	(729)
Ending Balance	56,505	47,147	47,362
Communications Group
Goodwill [Line Items]
Goodwill	28,200	28,200
Accumulated impairment losses	(21,151)	(21,151)
Beginning Balance	7,049	7,049
Impairment of goodwill	0	0
Goodwill	28,200	28,200	28,200
Accumulated impairment losses	(21,151)	(21,151)	(21,151)
Ending Balance	7,049	7,049	7,049
Document Solutions Group
Goodwill [Line Items]
Goodwill	28,055	23,306
Accumulated impairment losses	(22)	(22)
Beginning Balance	28,033	23,284
Goodwill acquired during the year	6,012	6,023
Impairment of goodwill	0	0
Translation adjustments and reclassification to other accounts	1,305	(1,274)
Goodwill	35,372	28,055	23,306
Accumulated impairment losses	(22)	(22)	(22)
Ending Balance	35,350	28,033	23,284
Life and Environment Group
Goodwill [Line Items]
Goodwill	3,532	3,563
Beginning Balance	3,532	3,563
Impairment of goodwill	0	0
Translation adjustments and reclassification to other accounts		(31)
Goodwill	3,532	3,532	3,563
Ending Balance	3,532	3,532	3,563
All Other Segments
Goodwill [Line Items]
Goodwill	1,227	1,227
Beginning Balance	1,227	1,227
Impairment of goodwill	0	0
Goodwill	1,227	1,227	1,227
Ending Balance	¥ 1,227	¥ 1,227	¥ 1,227